Short-Term Loans from Shareholders (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Short-Term Loans from Shareholders (Textual)
Repayments of shareholders loans				[1]	$ 23,529
Loans maturity date			Dec. 31, 2019
Shareholders loan amount	$ 350,000
Conversion price	$ 0.10
Conversion of shares	3,500,000
Ordinary shares issued	7,000,000
Converison of period	5 years
Price per share	$ 0.20

[1]	See Note 2D